Unaudited Interim Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, Authorized ordinary shares	100,000,000	100,000,000
Ordinary shares, Issued ordinary shares	28,651,297	24,252,096
Ordinary shares, outstanding shares	28,651,297	24,252,096